Annual Total Returns (Vanguard Short-Term Treasury Fund - Investor Shares Participant) (Vanguard Short-Term Treasury Fund, Vanguard Short-Term Treasury Fund - Investor Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Investor Shares
Annual Total Return
2013	(0.10%)
2012	0.69%
2011	2.26%
2010	2.64%
2009	1.44%
2008	6.68%
2007	7.89%
2006	3.77%
2005	1.77%
2004	1.03%